UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            January 21, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              71
                                                  -----------------------

Form 13F Information Table Value Total:           119219  (x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
CLAYMORE TIMBER ETF                ETF       18383Q879          1       85SH              SOLE                                 85
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          5     2000SH              SOLE                               2000
DIAMONDS TRUST SER 1               ETF       252787106         18      200SH              SOLE                                200
DJ INTL REIT SPDR                  ETF       78463X863          9      350SH              SOLE                                350
DJ US CON NON-CYC SEC IX FD        ETF       464287812       1654    35743SH              SOLE                              35743
DJ US ENE SEC IX FD                ETF       464287796       1507    53180SH              SOLE                              53180
DJ US FIN SEC IX                   ETF       464287788       1811    40025SH              SOLE                              40025
DJ US FINL SVC IX                  ETF       464287770         23      495SH              SOLE                                495
DJ US HTHCRE SEC IX FD             ETF       464287762       2470    46010SH              SOLE                              46010
DJ US INDUSTRIAL                   ETF       464287754         27      630SH              SOLE                                630
DJ US RE IX                        ETF       464287739       3856   105700SH              SOLE                             105700
DJ US TREAS INFLATE                ETF       464287176        259     2605SH              SOLE                               2605
DJ US UTIL IX                      ETF       464287697         41      595SH              SOLE                                595
EMRG MKTS VIPRS                    ETF       922042858          5      210SH              SOLE                                210
GS$ INV CORP BD IDX                ETF       464287242       1319    12975SH              SOLE                              12975
HIGH YLD PLUS FD                   ETF       429906100          8     4000SH              SOLE                                  8
IPATH DJ-AIG INDEX                 ETF       06738C778         83     2365SH              SOLE                               2365
IPATH GS COMMOD IX                 ETF       06738C794      15880   582885SH              SOLE                             582885
ISHARE BARCL AGG BD IX             ETF       464287226        650     6240SH              SOLE                               6240
ISHARE S&P GLBL INFRSTR            ETF       464288372       5722   192915SH              SOLE                             192915
ISHARE TR S&P CALI MUNI            ETF       464288356        387     3815SH              SOLE                               3815
ISHARES 7-10 YR TREAS IX           ETF       464287440        109     1105SH              SOLE                               1105
ISHARES FTSE CHINA IX              ETF       464287184          3       90SH              SOLE                                 90
ISHARES GLBL CONS STAPLES          ETF       464288737        204     4850SH              SOLE                               4850
ISHARES GLBL IND                   ETF       464288729          5      540SH              SOLE                                540
ISHARES MSCI EAFE IX               ETF       464287465          7      150SH              SOLE                                150
ISHARES S&P NATL MUN IX            ETF       464288414       1063    10675SH              SOLE                              10675
ISHARES TR DJ                      ETF       464288778         58     2415SH              SOLE                               2415
ISHARES TR S&P GLBL ENE            ETF       464287341        249     9192SH              SOLE                               9192
ISHARES TR S&P GLBL HLTH           ETF       464287325        207     5100SH              SOLE                               5100
ISHRS TR S&P GLBL FIN              ETF       464287333        614    18313SH              SOLE                              18313
MARKET VCTRS AGRIBUSINESS          ETF       57060U605       6078   219975SH              SOLE                             219975
NASDAQ BIOTECH IX                  ETF       464287556      11077   156807SH              SOLE                             156807
NUVEEN INS DIV ADV MUNI FD         ETF       67071L106         27     2392SH              SOLE                               2392
NUVEEN QUALITY INCOME MUNI         ETF       670977107         26     2341SH              SOLE                               2341
NVN NJ INVT QUAL MUN               ETF       670971100          7      700SH              SOLE                                700
PIMCO CORP OPP FD                  ETF       72201B101         42     4000SH              SOLE                               4000
PIMCO MUNI INC                     ETF       72200R107         15     2000SH              SOLE                               2000
PROSHS ULTRA SHT CHINA             ETF       74347R321          1       35SH              SOLE                                 35
RUSSELL MID CAP                    ETF       464287499         78     1310SH              SOLE                               1310
RYDEX ETF TR S&O EQ WT HLTH        ETF       78355W841         17      415SH              SOLE                                415
RYDEX ETF TR S&P 500               ETF       78355W106        157     5655SH              SOLE                               5655
S&P 500 DEP REC                    ETF       78462F103        567     6287SH              SOLE                               6287
S&P 500 INDEX FUND ETF             ETF       464287200         76      845SH              SOLE                                845
S&P CTI ETN                        ETF       4042EP602          3      300SH              SOLE                                300
S&P INTL SM CAP                    ETF       78463X871          9      460SH              SOLE                                460
S&P MDCP 400 IDX                   ETF       464287507      13053   245941SH              SOLE                             245941
S&P SMCAP 600 IDX                  ETF       464287804       7375   167735SH              SOLE                             167735
SEL SEC SPDR DISC                  ETF       81369Y407          3      150SH              SOLE                                150
SEL SEC SPDR ENERGY                ETF       81369Y506       4269    89835SH              SOLE                              89835
SEL SEC SPDR FIN                   ETF       81369Y605       2831   227170SH              SOLE                             227170
SEL SEC SPDR HLTH                  ETF       81369Y209       5028   189990SH              SOLE                             189990
SEL SEC SPDR INDUS                 ETF       81369Y704         42     1785SH              SOLE                               1785
SEL SEC SPDR MAT                   ETF       81369Y100         45     2000SH              SOLE                               2000
SEL SEC SPDR STPLS                 ETF       81369Y308       7247   304902SH              SOLE                             304902
SEL SEC SPDR TECH                  ETF       81369Y803          1       65SH              SOLE                                 65
STREETTRACKS WILSHIRE REIT         ETF       78464A607        140     3455SH              SOLE                               3455
TELECOM HLDRS TR DEPOSITARY        ETF       87927P200          2       65SH              SOLE                                 65
UNITED STATES OIL FUND             ETF       91232N108         98     2950SH              SOLE                               2950
VANG BD IDX FD ST BD               ETF       921937827        351     4360SH              SOLE                               4360
VANG BD INDEX  TOTAL MRKT          ETF       921937835       5944    75275SH              SOLE                              75275
VANG BD INDEX FD INT               ETF       921937819        796    10010SH              SOLE                              10010
VANG BD INDEX LT                   ETF       921937793        104     1300SH              SOLE                               1300
VANG ETF ENERGY                    ETF       92204A306       1957    29048SH              SOLE                              29048
VANG ETF FIN                       ETF       92204A405       4793   186550SH              SOLE                             186550
VANG ETF HEALTH                    ETF       92204A504       2891    63257SH              SOLE                              63257
VANG ETF IND                       ETF       92204A603        100     2330SH              SOLE                               2330
VANG ETF STAPLES                   ETF       92204A207       2423    41880SH              SOLE                              41880
VANG REIT IX                       ETF       922908553       3260    89435SH              SOLE                              89435
VANG TOTAL STOCK                   ETF       922908769         27      610SH              SOLE                                610
WISDOMTREE TRUST                   ETF       97717W281          5      200SH              SOLE                                200

Total  $119219 (X1000)

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